RESTRICTED NET ASSETS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Restricted net assets	$ 76,657,282	$ 77,426,504
VIEs [Member]
Restricted net assets	47,850,580	49,357,157
Subsidiaries [Member]
Restricted net assets	$ 28,806,702	$ 28,069,347